Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Current assets [abstract]
Summary of Other Current Assets

	December 31, 2024		December 31, 2023
Prepaid expenses	Ps.	5,197	Ps.	3,331
Agreements with customers, net of accumulated amortization		132		126
Licenses		502		233
Other		411		127
	Ps.	6,242	Ps.	3,817

Summary of Prepaid Expenses
As of December 31, 2024 and 2023, the Company’s prepaid expenses are as follows:

	December 31, 2024		December 31, 2023
Advances for inventories	Ps.	2,309	Ps.	1,826
Advertising and promotional expenses paid in advance		1,535		96
Advances to service suppliers		131		4
Prepaid leases		78		63
Prepaid insurance		262		674
Others		882		668
	Ps.	5,197	Ps.	3,331

Summary of Other Current Financial Assets
9.2 Other current financial assets

	2024		2023
Restricted cash	Ps.	349	Ps.	304
Derivative financial instruments (see Note 21)		1,278		431
Notes receivable (1)		155		16,125
	Ps.	1,782	Ps.	16,860

(1) In 2023, the Company sold its investment in Jetro Restaurant Depot. As part of the purchase sale agreement, a note receivable was agreed for U.S$933 (Ps. 15,954), and in 2024, the Company collected this note receivable for U.S. $946 (Ps. 17,386) which included accrued interest.

Summary of Carrying of Restricted Cash Pledged
The Company has pledged part of its cash to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2024 and 2023, the restricted cash pledged was held in:

	2024		2023
U.S. Dollars	Ps.	349	Ps.	304